Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of intangible assets and accumulated amortization
Intangible assets and the related accumulated amortization were summarized as follows:

	As of December 31, 2021
	Gross Carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Online game licenses	174,252	(128,035)	(45,331)	886	139
Technology	131,664	(106,928)	(17,631)	7,105	1,115
Platform	70,142	(38,582)	(31,560)	—	—
Customer relationship	45,665	(43,076)	(2,589)	—	—
User base	43,954	(43,954)	—	—	—
Trademarks	16,974	(13,437)	(2,114)	1,423	223
Domain names	4,860	(4,222)	—	638	100
Non-compete agreements	1,610	(1,610)	—	—	—

Total	489,121	(379,844)	(99,225)	10,052	1,577

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Online game licenses	179,843	(122,515)	(54,238)	3,090
Technology	139,367	(118,478)	(12,069)	8,820
Platform	71,783	(39,485)	(32,298)	—
Customer relationship	46,570	(43,920)	(2,650)	—
User base	45,321	(45,321)	—	—
Trademarks	15,820	(13,674)	(2,142)	4
Domain names	4,576	(3,915)	—	661
Non-compete agreements	1,610	(1,610)	—	—

Total	504,890	(388,918)	(103,397)	12,575

Schedule of future amortization expense	Estimated amortization expense relating to the existing intangible assets with finite lives for each of next five years and thereafter is as follows:

	For the year ending December 31,
	RMB	US$
2022	1,975	310
2023	1,574	247
2024	1,357	213
2025	1,314	206
2026	1,258	197
Thereafter	2,574	404

Total	10,052	1,577